Derivative Instruments - Additional Information (Details)	6 Months Ended
Jun. 30, 2020
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%